UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Springbok Capital Management, LLC

Address:  130 East 59th Street, 11th Floor
          New York, New York  10022

13F File Number:  028-12257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Trevor E. Cohen
Title:    Chief Operating Officer
Phone:    212-897-6732


Signature, Place and Date of Signing:

  /s/ Trevor E. Cohen             New York, NY             February 14, 2008
-----------------------     ------------------------     ---------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        23

Form 13F Information Table Value Total:  $317,269
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name
---        --------------------          ---------------------------------
1          028-12256                     Springbok Capital Master Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                         VALUE     SHRS OR   SH/  PUT/    INVESTMENT     OTHR    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN  CALL    DISCRETION     MGRS  SOLE  SHARED    NONE

ADHEREX TECHNOLOGIES INC         COM NEW      00686R200     548   2,028,333   SH        SHARED-DEFINED    1          2,028,333
AMERIPRISE FINL INC                COM        03076C106   9,614     174,454   SH        SHARED-DEFINED    1            174,454
AMERICAN TOWER CORP                CL A       29912201    9,201     215,997   SH        SHARED-DEFINED    1            215,997
ANNTAYLOR STORES CORP              COM        36115103    8,862     346,715   SH        SHARED-DEFINED    1            346,715
ANADARKO PETE CORP                 COM        32511107   14,846     226,000   SH        SHARED-DEFINED    1            226,000
GRUPO AEROPORTUARIO DEL SURE  SPON ADR SER B  40051E202  23,684     386,870   SH        SHARED-DEFINED    1            386,870
BEARINGPOINT INC                   COM        074002106  12,452   4,400,000   SH        SHARED-DEFINED    1          4,400,000
CROWN HOLDINGS INC                 COM        228368106  18,489     720,819   SH        SHARED-DEFINED    1            720,819
CONOCOPHILLIPS                     COM        20825C104  20,443     231,516   SH        SHARED-DEFINED    1            231,516
CVR ENERGY INC                     COM        12662P108  24,940   1,000,000   SH        SHARED-DEFINED    1          1,000,000
CVS CAREMARK CORPORATION           COM        126650100  17,060     429,176   SH        SHARED-DEFINED    1            429,176
DOLLAR FINL CORP                   COM        256664103   9,207     300,000   SH        SHARED-DEFINED    1            300,000
GULFPORT ENERGY CORP             COM NEW      402635304  14,357     786,229   SH        SHARED-DEFINED    1            786,229
HEWITT ASSOCS INC                  COM        42822Q100  16,991     443,740   SH        SHARED-DEFINED    1            443,740
HORIZON LINES INC                  COM        44044K101  16,008     858,783   SH        SHARED-DEFINED    1            858,783
MCDONALDS CORP                     COM        580135101  10,636     180,541   SH        SHARED-DEFINED    1            180,541
NEXCEN BRANDS INC                  COM        653351106   5,674   1,172,412   SH        SHARED-DEFINED    1          1,172,412
QUALCOMM INC                       COM        747525103   9,804     249,140   SH        SHARED-DEFINED    1            249,140
REPUBLIC AWYS HLDGS INC            COM        760276105  10,446     533,212   SH        SHARED-DEFINED    1            533,212
SBA COMMUNICATIONS CORP            COM        78388J106  17,560     518,902   SH        SHARED-DEFINED    1            518,902
TAL INTL GROUP INC                 COM        874083108   9,622     422,591   SH        SHARED-DEFINED    1            422,591
TERNIUM SA                       SPON ADR     880890108  16,254     405,244   SH        SHARED-DEFINED    1            405,244
GREAT WOLF RESORTS INC             COM        391523107  20,572   2,097,017   SH        SHARED-DEFINED    1          2,097,017

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